Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 3,838,650	$ 82,816
Cash held in trust	3,216	11,059
Trade and other receivables	370,537	284,513
Prepayments	391,649	140,583
Inventory		1,286,894
Loans receivable	451,529
Total Current Assets	5,055,581	1,805,865
Non-Current
Property, plant and equipment	2,339,182	2,519,232
Intangible assets	15,827	3,799,682
Loan receivable	503,493	593,232
Right-of-use assets		121,982
Total Non-Current Assets	2,858,502	7,034,128
Total Assets	7,914,083	8,839,993
Current
Trade and other payables	2,982,499	6,014,572
Lease liability		135,337
Loans and borrowings	352,814	1,366,299
Holdback payable		400,000
Due to related parties	302,232	2,255,522
Total Current Liabilities	3,637,545	10,171,730
Non-Current
Loans and borrowings		2,497,155
Total Non-Current Liabilities		2,497,155
Total Liabilities	3,637,545	12,668,885
Shareholders’ Equity (Deficit)
Share capital	63,319,398	51,020,121
Other reserves	24,423	21,053
Accumulated deficit	(57,459,061)	(53,363,032)
Accumulated other comprehensive loss	(1,608,222)	(1,507,034)
Total Shareholders’ Equity (Deficit)	4,276,538	(3,828,892)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 7,914,083	$ 8,839,993